Intangible Assets (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Changes in the net carrying amount of core deposit intangible assets
Balance at beginning of year	$ 543
Amortization	(408)	(1,243)	(1,360)
Balance at end of year	135	543
Core Deposit Intangible Asset [Member]
Changes in the net carrying amount of core deposit intangible assets
Balance at beginning of year	543	978	1,504
Additions	0	0	0
Amortization	(408)	(435)	(526)
Balance at end of year	$ 135	$ 543	$ 978